Net Loss per Common Share - Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	1,737,434	3,996,720	4,349,376	2,255,204
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents		1,652,851	1,652,851	647,007
Preferred Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	1,587	192,262	192,262	192,262
Notes Payable Convertible into Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents		232,558		599,466
Preferred Share RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	73,151	68,546	89,647	33,158
Common Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	609,187	630,110	836,890
Notes Payable Convertible into Common Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents		741,857	1,110,649	665,178
Common Share RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	178,467	133,971	133,971	54,615
Common Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents	875,042	344,565	333,106	63,518